[DECHERT LLP LETTERHEAD]

February 15, 2013

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:         HARTFORD SERIES FUND, INC., FILE NOS. 333-45431/811-08629

Dear Sir or Madam:

Included herewith for filing on behalf of Hartford Series Fund, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 101 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”), marked to indicate the changes effected in the Registration Statement by the Amendment.

The Amendment contains eleven prospectuses and one combined statement of additional information (applicable to Class IB Shares), and is being filed in connection with the Company’s annual update of its Registration Statement to update certain financial information and make other changes to the Company’s disclosure documents.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2013.  No fees are required in connection with this filing.  Please contact me at (617) 728-7127 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Sincerely,

/s/ Stephanie Capistron
Stephanie Capistron

cc:  John V. O’Hanlon